Stockholders equity and dividend payment - Dividend payment (Details) - USD ($)	3 Months Ended								9 Months Ended	12 Months Ended
	Nov. 14, 2019	Aug. 29, 2019	May 28, 2019	Feb. 26, 2019	Nov. 23, 2018	Aug. 31, 2018	May 30, 2018	Feb. 28, 2018	Sep. 30, 2019	Dec. 30, 2018
Dividend Payment [Abstract]
Payment		$ 2,800,000	$ 11,400,000	$ 7,100,000	$ 2,900,000	$ 2,900,000	$ 2,900,000	$ 2,900,000
Total Payment									$ 21,300,000	$ 11,500,000
Per common share	$ 0.05	$ 0.02	$ 0.08	$ 0.05	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.15	$ 0.08